UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Investment Services. LLC
Address: 7412 Calumet Avenue

         Hammond, IN  46324

13F File Number:  28-12835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J.  Hathoot
Title:     Chief Compliance Officer
Phone:     219-852-3215

Signature, Place, and Date of Signing:

     /s/ Thomas J. Hathoot     Hammond, IN/USA     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $101,650 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA          CL A             G1150G111     2856    75145     SOLE         58757               0    16388
ACTUANT CORP                   CL A NEW         00508X203      441    17472     SOLE         12270               0     5202
ADOBE SYS INC                  COM              00724F101     2723    68990     SOLE         54090               0    14900
AIRGAS INC                     COM              009363102     2349    47314     SOLE         37212               0    10102
ALTRA HOLDINGS INC             COM              02208R106      242    16375     SOLE         13100               0     3275
AMPCO-PITTSBURGH CORP          COM              032037103     1145    44213     SOLE         32260               0    11953
ATWOOD OCEANICS INC            COM              050095108     1530    42032     SOLE         32142               0     9890
CHEVRON CORP NEW               COM              166764100     2233    27079     SOLE         20310               0     6769
COMTECH TELECOMMUNICATIONS C   COM NEW          205826209     2829    57446     SOLE         45701               0    11745
COOPER INDS LTD                CL A             G24182100     1933    48395     SOLE         38410               0     9985
DIRECTV GROUP INC              COM              25459L106     1452    55450     SOLE         47985               0     7465
DXP ENTERPRISES INC NEW        COM NEW          233377407      943    17680     SOLE         12535               0     5145
EMCOR GROUP INC                COM              29084Q100     2798   106305     SOLE         82860               0    23445
EXXON MOBIL CORP               COM              30231G102     1151    14827     SOLE         14099               0      728
FIFTH THIRD BANCORP            COM              316773100      163    13682     SOLE         13682               0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2441    42942     SOLE         33258               0     9684
GABELLI EQUITY TR INC          COM              362397101      181    26341     SOLE         26341               0        0
GARTNER INC                    COM              366651107      676    29790     SOLE         18530               0    11260
GENERAL DYNAMICS CORP          COM              369550108     2364    32107     SOLE         24338               0     7769
GENERAL ELECTRIC CO            COM              369604103      678    26579     SOLE         25929               0      650
HARMONIC INC                   COM              413160102      780    92253     SOLE         71125               0    21128
HARRIS CORP DEL                COM              413875105     3075    66549     SOLE         51020               0    15529
HEARTLAND PMT SYS INC          COM              42235N108     1153    45109     SOLE         29815               0    15294
HEWLETT PACKARD CO             COM              428236103     3063    66247     SOLE         51281               0    14965
HORNBECK OFFSHORE SVCS INC N   COM              440543106     1795    46480     SOLE         36025               0    10455
INTEL CORP                     COM              458140100      351    18750     SOLE         17220               0     1530
INTERNATIONAL BUSINESS MACHS   COM              459200101     3740    31975     SOLE         25415               0     6560
ISHARES TR                     1-3 YR TRS BD    464287457      388     4645     SOLE         2200                0     2445
JOHNSON & JOHNSON              COM              478160104     1826    26357     SOLE         20182               0     6176
KIRBY CORP                     COM              497266106     1689    44505     SOLE         35320               0     9185
KRAFT FOODS INC                CL A             50075N104      202     6155     SOLE         6155                0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     2626    37782     SOLE         28999               0     8783
LOCKHEED MARTIN CORP           COM              539830109     3347    30521     SOLE         24204               0     6317
LSB INDS INC                   COM              502160104      186    13400     SOLE         10525               0     2875
MANITOWOC INC                  COM              563571108     1352    86935     SOLE         68696               0    18239
MICROSOFT CORP                 COM              594918104     3268   122447     SOLE         101764              0    20683
NATIONAL OILWELL VARCO INC     COM              637071101     2160    43007     SOLE         34682               0     8325
NEUSTAR INC                    CL A             64126X201      439    22065     SOLE         18565               0     3500
NII HLDGS INC                  CL B NEW         62913F201     1535    40480     SOLE         31855               0     8625
OCCIDENTAL PETE CORP DEL       COM              674599105      210     2982     SOLE         2682                0      300
OCEANEERING INTL INC           COM              675232102     2628    49289     SOLE         37811               0    11478
ORACLE CORP                    COM              68389X105     2685   132198     SOLE         100468              0    31730
PEPSICO INC                    COM              713448108     3254    45657     SOLE         37788               0     7869
PHILIP MORRIS INTL INC         COM              718172109      458     9528     SOLE         9528                0        0
PROCTER & GAMBLE CO            COM              742718109      261     3750     SOLE         3500                0      250
QLOGIC CORP                    COM              747277101      176    11475     SOLE         5675                0     5800
QUALCOMM INC                   COM              747525103     3274    76186     SOLE         58295               0    17891
ST JUDE MED INC                COM              790849103     2324    53434     SOLE         41694               0    11740
SUPERIOR ENERGY SVCS INC       COM              868157108     1512    48563     SOLE         39958               0     8605
SYBASE INC                     COM              871130100     3342   109140     SOLE         85240               0    23900
SYNIVERSE HLDGS INC            COM              87163F106     2772   166888     SOLE         130713              0    36175
TELECOMMUNICATION SYS INC      CL A             87929J103     1180   170780     SOLE         118520              0    52260
TRANSOCEAN INC NEW             SHS              G90073100     2504    22795     SOLE         18202               0     4593
UNIT CORP                      COM              909218109     2371    47582     SOLE         38502               0     9080
UNITED TECHNOLOGIES CORP       COM              913017109     2320    38633     SOLE         29255               0     9378
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     2022    26207     SOLE         22562               0     3645
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     1154    15260     SOLE         13500               0     1760
WAL MART STORES INC            COM              931142103      382     6375     SOLE         5075                0     1300
WATSON WYATT WORLDWIDE INC     CL A             942712100     1215    24439     SOLE         19887               0     4552
WESTERN DIGITAL CORP           COM              958102105     1221    57260     SOLE         45140               0    12120
WMS INDS INC                   COM              929297109      282     9225     SOLE         7325                0     1900